Investments - Summarized Financial Information For Dun and Bradstreet (Details) - Dun And Bradstreet Corporation $ in Millions	2 Months Ended
Mar. 31, 2019 USD ($)
Condensed Combined Balance Sheets
Total current assets	$ 420.7
Goodwill and other intangible assets, net	8,285.7
Other assets	454.6
Total assets	9,161.0
Current liabilities	778.0
Long-term debt	3,821.0
Other non-current liabilities	1,636.5
Total liabilities	6,235.5
Preferred equity	1,028.4
Total capital	1,897.1
Total liabilities and equity	9,161.0
Income Statement [Abstract]
Total revenues	174.1
Loss before income taxes	(111.6)
Net loss	(81.1)
Dividends attributable to preferred equity and noncontrolling interest expense	(18.3)
Net loss attributable to Dun & Bradstreet	$ (99.4)